Investment Objectives and Goals	Jul. 29, 2026
First Sentier American Listed Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Sentier American Listed Infrastructure Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Sentier American Listed Infrastructure Fund (the “American Listed Fund” or “Fund”) seeks to achieve growth of capital and inflation protected income.
First Sentier Global Listed Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Sentier Global Listed Infrastructure Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund” or “Fund”) seeks to achieve growth of capital and inflation-protected income.
Stewart Investors Global Emerging Markets Leaders Fund
Prospectus [Line Items]
Risk/Return [Heading]	Stewart Investors Global Emerging Markets Leaders Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stewart Investors Global Emerging Markets Leaders Fund (the “Fund”) seeks to achieve capital growth over the long term.